Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated October 28, 2025

to the

Initial Summary Prospectus dated May 1, 2025

Addition of New Subaccount. On or about November 3, 2025, the Putnam VT International Value Fund Subaccount will be made available as a new subaccount under the Contract. The Putnam VT International Value Fund Subaccount invests in the Putnam Variable Trust Class IB shares (“Putnam VT International Value Fund”). The fund is advised by Putnam Investment Management, LLC and subadvised by Franklin Advisers, Inc. The fund’s principal investment objective is to seek capital growth, with current income as a secondary objective.

Effective on or about November 3, 2025, the following updates will be made:

•	The Fund Facilitation Fee table of ADDITIONAL INFORMATION ABOUT FEES is revised to reflect the following addition to the investment options:
Portfolio Companies	Annualized Fee %
Putnam VT International Value Fund – Class IB	0.15%

•	The Appendix: Investment Options Available Under the Policy is revised to reflect the following addition to the investment options:
Investment Objective	Underlying Fund Portfolio and Adviser/Sub-adviser			Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/24)
		Current Expenses	Platform Charges		1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Advised by: Putnam Investment Management, LLC, Subadvised by: Franklin Advisers, Inc.	1.07%	0.15%	1.22%	5.21%	6.81%	5.46%

This Supplement updates certain information in the above referenced Initial Summary Prospectus. Except as indicated in this Supplement, all other information included in the Initial Summary Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.